Cash Available for Dividend Payments (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Cash available for dividend payments [Line Items]
Dividend rate	12.00%
Series A Preferred Stock [Member]
Cash available for dividend payments [Line Items]
Dividend payments	$ 5.4